SUPPLEMENT TO THE CLASS A AND CLASS C  PROSPECTUS
OF ALLSPRING TAXABLE FIXED INCOME FUNDS
For the Allspring Core Plus Bond Fund
Allspring Government Securities Fund
Allspring High Yield Bond Fund
Allspring Short Duration Government Bond Fund
(each a “Fund”, and together the “Funds”)
Effective immediately, the Fund’s Annual Fund Operating Expenses and Example of Expenses tables in the section entitled “Fund Summary - Fees and Expenses” are hereby replaced with the following:
Core Plus Bond Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees	0.42%	0.42%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.42%	0.42%
Total Annual Fund Operating Expenses	0.84%	1.59%
Fee Waivers	(0.17)%	(0.17)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.67%	1.42%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through December 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.67% for Class A and 1.42% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$515	$245	$145
3 Years	$673	$468	$468
5 Years	$862	$833	$833
10 Years	$1,410	$1,860	$1,860
Government Securities Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees	0.45%	0.45%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.44%	0.44%
Total Annual Fund Operating Expenses	0.89%	1.64%
Fee Waivers	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.84%	1.59%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through December 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.84% for Class A and 1.59% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$532	$262	$162
3 Years	$711	$507	$507
5 Years	$911	$882	$882
10 Years	$1,488	$1,935	$1,935
High Yield Bond Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees	0.55%	0.55%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.45%	0.45%
Total Annual Fund Operating Expenses	1.00%	1.75%
Fee Waivers	(0.08)%	(0.08)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.92%	1.67%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through December 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.92% for Class A and 1.67% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$540	$270	$170
3 Years	$738	$535	$535
5 Years	$962	$934	$934
10 Years	$1,605	$2,049	$2,049
Short Duration Government Bond Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees	0.35%	0.35%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.43%	0.43%
Total Annual Fund Operating Expenses	0.78%	1.53%
Fee Waivers	(0.01)%	(0.01)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.77%	1.52%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through December 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.77% for Class A and 1.52% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$277	$255	$155
3 Years	$442	$481	$481
5 Years	$623	$832	$832
10 Years	$1,145	$1,822	$1,822

June 30, 2023	SUP0059 06-23